OTHER ASSETS (Details)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2013 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2014 Prepayments for construction of project assets [Member] CNY	Dec. 31, 2013 Prepayments for construction of project assets [Member] CNY	Dec. 31, 2014 Prepayments for land use rights [Member] CNY	Dec. 31, 2013 Prepayments for land use rights [Member] CNY	Dec. 31, 2014 Prepayments for land lease [Member] CNY	Dec. 31, 2013 Prepayments for land lease [Member] CNY	Dec. 31, 2014 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2013 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2014 VAT recoverable for solar power plants [Member] CNY	Dec. 31, 2013 VAT recoverable for solar power plants [Member] CNY	Dec. 31, 2014 Deferred charges [Member] CNY	Dec. 31, 2013 Deferred charges [Member] CNY	Dec. 31, 2014 Others [Member] CNY	Dec. 31, 2013 Others [Member] CNY
Other Assets [Line Items]
Other assets	$ 76,471,921	474,477,684	144,927,621	98,361,331	61,958,160	51,028,487	9,283,580	1,955,518	12,305,449	20,419,212		68,933,792	57,215,458	186,077,827		47,390,407		311,110	4,164,974